Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 12, 2022
Entity Registrant Name	BNY MELLON SHORT-INTERMEDIATE MUNICIPAL BOND FUND
Entity Central Index Key	0000810305
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 12, 2022
Document Effective Date	May 12, 2022
Prospectus Date	Jul. 30, 2021
BNY Mellon Short-Intermediate Municipal Bond Fund | Class D
Prospectus:
Trading Symbol	DSIBX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	DIMIX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class A Shares
Prospectus:
Trading Symbol	DMBAX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DMYBX